Cover	Nov. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-42474
Entity Registrant Name	Ribbon Acquisition Corp.
Entity Central Index Key	0002035016
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Central Park Tower LaTour Shinjuku
Entity Address, Address Line Two	Room 3001
Entity Address, Address Line Three	6-15-1 Nishi Shinjuku
Entity Address, City or Town	Shinjuku-ku, Tokyo 160-0023
Entity Address, Country	JP
Entity Address, Postal Zip Code	160-0023
City Area Code	+ 81
Local Phone Number	90-8508-3462
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Ordinary Shares
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	RIBB
Security Exchange Name	NASDAQ
Units
Title of 12(b) Security	Units
Trading Symbol	RIBBU
Security Exchange Name	NASDAQ
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	RIBBR
Security Exchange Name	NASDAQ